Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2021
Registrant Name	Infusive US Trust
Entity Central Index Key	0001748197
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 27, 2021
Document Effective Date	Oct. 28, 2021
Prospectus Date	Oct. 28, 2021
INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF | INFUSIVE(R) COMPOUNDING GLOBAL EQUITIES ETF
Prospectus:
Trading Symbol	JOYY